Goodwill and Other Intangible Assets (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Mortgage servicing rights	$ 1,758,000,000	$ 1,589,000,000
Fees from Mortgage and Other Loan Servicing	$ 500,000,000	$ 500,000,000	$ 500,000,000